Note 14 - Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade receivables, prepayments and other receivables [text block]
[US$ thousands]	As of December 31,
Trade receivables	2019	2020
Trade receivables	39,981	18,152
Unbilled receivables	9,390	10,658
Total	49,371	28,809
[US$ thousands]	As of December 31,
Other receivables	2019	2020
VAT	1,232	1,218
Receivable due from Otello Corporation ASA	924	-
Receivable due from OPay (1)	-	5,000
Deposit in restricted escrow account	52,878	-
Other	4,078	4,532
Total	59,112	10,750
[US$ thousands]	As of December 31,
Prepayments	2019	2020
Prepaid expenses (1)	25,809	9,061
Total	25,809	9,061

Provision for impairment of trade receivables [text block]
[US$ thousands]	As of December 31,
Allowance for impairment of trade receivables	2019	2020
As of period start	1,619	1,446
Loss allowance related to trade receivables due from Powerbets	-	6,579
Other changes in the period	(173)	(382)
As of period end	1,446	7,643

Disclosure of aging of trade receivables [text block]
[US$ thousands]		Neither past due	Past due
Aging analysis of trade receivables	Total	nor impaired	<30 days	31-60 days	61-90 days	>90 days (1)
As of December 31, 2019	39,981	22,125	8,761	657	341	8,097
As of December 31, 2020	18,152	14,647	1,425	367	117	1,597